Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred tax Assets

The tax effects of temporary differences and tax loss and credit carry forwards that give rise to significant portions of deferred tax assets and liabilities at December 31, 2014 are comprised of the following:

As of December 31, 2014

Deferred tax assets:
Net-operating loss carryforward	$455,491
Stock-based compensation	5,177,726

Total Deferred Tax Assets	5,633,217
Valuation allowance	(5,633,217)
Deferred Tax Asset, Net of Allowance	$-

Schedule of Tax Expense (Benefit)

The expected tax expense (benefit) based on the U.S. federal statutory rate is reconciled with actual tax expense (benefit) as follows:

	For the year ended December 31, 2014

Statutory Federal Income Tax Rate	(34.0	) %
State Taxes, Net of Federal Tax Benefit	(5.3	) %
Others	1.1%
Change in Valuation Allowance	38.2%

Income Taxes Provision (Benefit)	0.0%